IN-PROCESS RESEARCH AND DEVELOPMENT AND DEFERRED TAX LIABILITY (Tables)	12 Months Ended
Mar. 31, 2024
In-process Research And Development And Deferred Tax Liability
Schedule of in process research and development

		Value as of March 31,
Project #	Description	2024	2023
iOx:
PORT 2 (IMM60)	Melanoma & Lung Cancers	$—	$36,181
PORT 3 (IMM65)	Ovarian/Prostate Cancers	—	21,709
		—	57,890

Oncomer/Saugatuck	DNA Aptamers	—	178

Tarus:
PORT-6 & PORT-7	Adenosine Receptors	—	22,723
PORT-8	Adenosine Receptors	—	420
PORT-9	Adenosine Receptors	—	472
		—	23,615

In-process research and development		$—	$81,683

Deferred tax liability		$—	$13,195